Summary of key assumptions used in calculations of value in use for CGUs (Details)		12 Months Ended
		Mar. 31, 2024		Mar. 31, 2023
IntangibleAssetsAndGoodwillLineItems [Line Items]
Pre-Tax Discount rate	[1]	24.05%
Terminal Value growth rate		4.00%	[1]	5.00%	[2]
Bottom of range [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
EBITDA Margin		22.54%	[1]	20.10%	[2]
Top of range [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
EBITDA Margin		23.63%	[1]	28.70%	[2]
Bottom of range [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Pre-Tax Discount rate	[2]			27.20%
Top of range [member]
IntangibleAssetsAndGoodwillLineItems [Line Items]
Pre-Tax Discount rate	[2]			30.18%

[1]	Includes assumptions of Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited
[2]	Includes assumptions of TSI Yatra Private Limited, Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited and Yatra for Business Private Limited